Consolidated statements of financial position	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Current assets
Cash and cash equivalents (Note 13)	$ 3,155,750	$ 4,245,983
Gold in trust (Note 8)	1,491,281	1,082,801
Accounts receivable and prepaid expenses (Note 4)	311,319	453,640
Current assets	4,958,350	5,782,424
Non-current assets
Right-of-use assets (Note 5)	228,875	330,597
Property, plant and equipment (Note 6)	6,594,399	6,601,742
Exploration and evaluation assets (Note 7)	1	1
Total non current assets	6,823,275	6,932,340
TOTAL ASSETS	11,781,625	12,714,764
Current liabilities
Trade and other payables (Note 11 (a))	424,465	851,158
Current portion of lease liabilities (Note 5)	113,981	100,531
Total current liabilities	538,446	951,689
Non-current liabilities
Long-term portion of lease liabilities (Note 5)	163,124	277,104
Gold loan payable (Note 8)	8,128,263	5,659,118
Total non current liabilities	8,291,387	5,936,222
Total liabilities	8,829,833	6,887,911
EQUITY
Share capital (Note 10)	141,040,654	141,040,654
Reserves (Note 10)	23,356,523	23,356,523
Deficit	(161,445,385)	(158,570,324)
Total equity	2,951,792	5,826,853
TOTAL EQUITY AND LIABILITIES	$ 11,781,625	$ 12,714,764